STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Mar. 31, 2019		Mar. 31, 2018
Cash flows from operating activities
Net income (loss)	$ 712,045		$ 757,782
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of income from operating limited partnerships	(1,056,413)		(1,127,941)
Changes in liabilities
Accounts payable and accrued expenses	2,500		(25,746)
Accounts payable - affiliates	(1,170,262)		(559,355)
Net cash provided by (used in) operating activities	(1,512,130)		(955,260)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	1,048,520	[1]	1,127,941
Net cash provided by investing activities	1,048,520		1,127,941
Cash flows from financing activities
Distributions to partners	(113,573)		0
Net cash used in financing activities	(113,573)		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(577,183)		172,681
Cash and cash equivalents, beginning	1,632,938		1,460,257
Cash and cash equivalents, end	1,055,755		1,632,938
Supplemental schedule of noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable affiliates were reduced as a result of forgiveness of debt with an affiliate of the general partner.	2,789,397		0
Series 15 [Member]
Cash flows from operating activities
Net income (loss)	965		190,537
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of income from operating limited partnerships	(107,000)		(265,241)
Changes in liabilities
Accounts payable and accrued expenses	0		(6,246)
Accounts payable - affiliates	(245,039)		(4,858)
Net cash provided by (used in) operating activities	(351,074)		(85,808)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	107,000	[1]	265,241
Net cash provided by investing activities	107,000		265,241
Cash flows from financing activities
Distributions to partners	0		0
Net cash used in financing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(244,074)		179,433
Cash and cash equivalents, beginning	244,074		64,641
Cash and cash equivalents, end	0		244,074
Supplemental schedule of noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable affiliates were reduced as a result of forgiveness of debt with an affiliate of the general partner.	2,789,397		0
Series 16 [Member]
Cash flows from operating activities
Net income (loss)	(52,824)		125,865
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of income from operating limited partnerships	(70,000)		(262,894)
Changes in liabilities
Accounts payable and accrued expenses	0		2,000
Accounts payable - affiliates	(75,598)		(135,370)
Net cash provided by (used in) operating activities	(198,422)		(270,399)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	70,000	[1]	262,894
Net cash provided by investing activities	70,000		262,894
Cash flows from financing activities
Distributions to partners	0		0
Net cash used in financing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(128,422)		(7,505)
Cash and cash equivalents, beginning	320,396		327,901
Cash and cash equivalents, end	191,974		320,396
Supplemental schedule of noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable affiliates were reduced as a result of forgiveness of debt with an affiliate of the general partner.	0		0
Series 17 [Member]
Cash flows from operating activities
Net income (loss)	76,643		(9,461)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of income from operating limited partnerships	(50,893)		(22,000)
Changes in liabilities
Accounts payable and accrued expenses	2,500		(14,000)
Accounts payable - affiliates	0		0
Net cash provided by (used in) operating activities	28,250		(45,461)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	43,000	[1]	22,000
Net cash provided by investing activities	43,000		22,000
Cash flows from financing activities
Distributions to partners	0		0
Net cash used in financing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	71,250		(23,461)
Cash and cash equivalents, beginning	536,326		559,787
Cash and cash equivalents, end	607,576		536,326
Supplemental schedule of noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable affiliates were reduced as a result of forgiveness of debt with an affiliate of the general partner.	0		0
Series 18 [Member]
Cash flows from operating activities
Net income (loss)	754,694		452,236
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of income from operating limited partnerships	(815,520)		(508,704)
Changes in liabilities
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	(849,625)		(419,127)
Net cash provided by (used in) operating activities	(910,451)		(475,595)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	815,520	[1]	508,704
Net cash provided by investing activities	815,520		508,704
Cash flows from financing activities
Distributions to partners	0		0
Net cash used in financing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(94,931)		33,109
Cash and cash equivalents, beginning	351,136		318,027
Cash and cash equivalents, end	256,205		351,136
Supplemental schedule of noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable affiliates were reduced as a result of forgiveness of debt with an affiliate of the general partner.	0		0
Series 19 [Member]
Cash flows from operating activities
Net income (loss)	(67,433)		(1,395)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of income from operating limited partnerships	(13,000)		(69,102)
Changes in liabilities
Accounts payable and accrued expenses	0		(7,500)
Accounts payable - affiliates	0		0
Net cash provided by (used in) operating activities	(80,433)		(77,997)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	13,000	[1]	69,102
Net cash provided by investing activities	13,000		69,102
Cash flows from financing activities
Distributions to partners	(113,573)		0
Net cash used in financing activities	(113,573)		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(181,006)		(8,895)
Cash and cash equivalents, beginning	181,006		189,901
Cash and cash equivalents, end	0		181,006
Supplemental schedule of noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable affiliates were reduced as a result of forgiveness of debt with an affiliate of the general partner.	$ 0		$ 0

[1]	Fund proceeds from disposition does not include $7,893 which was due to a writeoff of capital contributions payable from Series 17.